Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [Line Items]
Proceeds from sale of subsidiaries to related party affiliate		$ 326	$ 418
YPL [Member]
Disclosure of transactions between related parties [Line Items]
Proceeds from dividend from equity method investments		$ 1,800	5,300
Woodbridge [member]
Disclosure of transactions between related parties [Line Items]
Beneficial ownership of shares		70.00%
Proceeds from sale of subsidiaries to related party affiliate			42
3 Times Square Associates LLC [Member]
Disclosure of transactions between related parties [Line Items]
Costs under lease arrangement		$ 4	5
3 Times Square Associates LLC [Member] | Capital Contribution [Member]
Disclosure of transactions between related parties [Line Items]
Increase in investments		10
Elite [Member]
Disclosure of transactions between related parties [Line Items]
Percentage of equity investment	19.90%
Receivable Amount			39
Payables to related parties			12
Contra expense related to related parties		$ 2	$ 8